Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023 JPY (¥) segment	Mar. 31, 2021 JPY (¥)	Mar. 31, 2022 JPY (¥)
Summary of Significant Accounting Policies
Foreign currency loss, net reclassified from other income		¥ 591
Number of operating segments | segment	1
Bad debt expense or allowance for doubtful accounts	¥ 0	¥ 0	¥ 0